LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2020
Land Use Rights Disclosure [Abstract]
Summary of Land Use Rights	Land use rights consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Land use rights	—	29,788
Less: Accumulated amortization	—	(805)

	—	28,983